Schedule of warrants outstanding (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	674,532
Options outstanding, Weighted average remaining contractual life (years)	2 years 8 months 1 day
Options outstanding, Weighted average exercise price | $ / shares	$ 11.53
Warrants [member] | February 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	11,129
Options outstanding, Weighted average remaining contractual life (years)	1 year 4 months 6 days
Options outstanding, Weighted average exercise price | $ / shares	$ 129.12
Warrants [member] | July 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	56,210
Options outstanding, Weighted average remaining contractual life (years)	10 months 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 45.00
Warrants [member] | August 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	17,310
Options outstanding, Weighted average remaining contractual life (years)	10 months 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 47.00
Warrants [member] | February 2021 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	16,507
Options outstanding, Weighted average remaining contractual life (years)	1 year 4 months 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 181.25
Warrants [member] | June 2024 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	573,376
Options outstanding, Weighted average remaining contractual life (years)	9 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.01